Asset Valuation Allowance - Summary of Asset Valuation Allowance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about asset valuation allowance [line items]
Balance at beginning of year	$ 108.3	$ 112.1	$ 104.3
Additions	15.1	22.1	23.9
Deductions	(11.9)	(22.9)	(10.7)
Unused deductions	0.0	0.0	0.0
Others	8.8	(3.0)	(5.4)
Balance at end of period	120.3	108.3	112.1
Trade accounts and notes receivables [member]
Disclosure of detailed information about asset valuation allowance [line items]
Balance at beginning of year	37.1	42.3	34.8
Additions	5.9	12.3	12.2
Deductions	(11.3)	(17.2)	(6.4)
Unused deductions	0.0	0.0	0.0
Others	1.4	(0.3)	1.7
Balance at end of period	33.1	37.1	42.3
Inventories and work-in-progress [member]
Disclosure of detailed information about asset valuation allowance [line items]
Balance at beginning of year	61.1	55.4	51.7
Additions	7.4	9.0	9.3
Deductions	(0.6)	(1.4)	(1.1)
Unused deductions	0.0	0.0	0.0
Others	7.3	(1.9)	(4.5)
Balance at end of period	75.2	61.1	55.4
Tax assets [member]
Disclosure of detailed information about asset valuation allowance [line items]
Balance at beginning of year	6.5	6.9	8.0
Additions	1.6	0.5	1.3
Deductions		(0.1)	(2.1)
Unused deductions	0.0	0.0	0.0
Others	0.1	(0.8)	(0.3)
Balance at end of period	8.2	6.5	6.9
Other current assets [member]
Disclosure of detailed information about asset valuation allowance [line items]
Balance at beginning of year	3.6	7.5	9.8
Additions	0.2	0.3	1.1
Deductions		(4.2)	(1.1)
Unused deductions	0.0	0.0	0.0
Others			(2.3)
Balance at end of period	$ 3.8	$ 3.6	$ 7.5